Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt
The following table provides a summary of our indebtedness as of December 31, 2024 and 2023:

	As of December 31,
	2024						2023
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC (c) Notes		$29,950,000	$—	$29,950,000	3.94%	2025-2041	$31,215,349
Revolving credit facilities (d)		9,450,000	9,425,000	25,000	6.14%	2027-2028	25,000
Other unsecured debt		4,775,000	—	4,775,000	5.65%	2026-2029	3,055,000
TOTAL UNSECURED		$44,175,000	$9,425,000	$34,750,000			$34,295,349
Secured
Export credit facilities (e)	41	974,269	—	974,269	2.99%	2025-2036	1,034,687
Institutional secured term loans & secured portfolio loans	199	6,381,992	143,472	6,238,520	5.36%	2025-2032	7,667,363
AerFunding Revolving Credit Facility	26	2,250,000	1,239,301	1,010,699	6.18%	2029	1,032,151
Other secured debt (f)	10	798,202	484,551	313,651	5.58%	2026-2041	415,982
Fair value adjustment		—	—	356			993
TOTAL SECURED		$10,404,463	$1,867,324	$8,537,495			$10,151,176
Subordinated
Subordinated notes		2,250,000	—	2,250,000	6.60%	2045-2065	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(242,984)			(212,622)
	276	$56,829,463	$11,292,324	$45,294,511			$46,483,903

(a)The weighted average interest rate for our floating rate debt of $11.0 billion is calculated based on the applicable U.S. dollar SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $0.8 billion commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the ten aircraft, 74 engines are pledged as collateral.
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	As of December 31,
	2024				2023
	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
Institutional secured term loans
Setanta	36	$1,000,000	6.08%	2028	$2,000,000
Hyperion	21	600,000	6.08%	2027	600,000
Secured portfolio loans
Rhenium	18	815,738	5.98%	2030	867,714
Archerfish	14	557,774	5.73%	2030	—
Cesium	14	493,744	5.32%	2028	587,912
Celtago & Celtago II	23	482,031	4.66%	2025-2027	613,034
Other secured facilities	73	2,289,233	4.71%	2026-2032	2,998,703
	199	$6,238,520			$7,667,363

(a)These loans are secured by a combination of aircraft and the equity interests in the borrower and certain SPE subsidiaries of the borrower that own the aircraft.
The following table provides a summary of the outstanding subordinated debt as of December 31, 2024:

	As of December 31,
	2024			2023
	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
ECAPS Subordinated Notes (a)	$1,000,000	6.39%	2065	$1,000,000
2045 Subordinated Notes	500,000	6.50%	2045	500,000
2055 Subordinated Notes	750,000	6.95%	2055	—
2079 Subordinated Notes	—	—	—	750,000
	$2,250,000			$2,250,000
(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”).
Schedule of Maturities of Debt Financings
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2024 were as follows:

Maturities of debt financing (a)
2025	$4,731,760
2026	7,880,415
2027	7,686,412
2028	8,440,915
2029	3,513,562
Thereafter	13,284,075
$45,537,139

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Liquidity and capital resources—Contractual obligations.”
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2024:

Maturities of AGAT/AICDC Notes
2025	$3,650,000
2026	5,250,000
2027	4,000,000
2028	5,300,000
2029	2,100,000
Thereafter	9,650,000
$29,950,000